Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 11.1%
352,521	Axiata Group Bhd	$311,588
262	CD Projekt SA	12,572
23,166	Emirates Telecommunications Group Co PJSC, (2)	143,796
272	Globe Telecom Inc	10,121
2,805	Hellenic Telecommunications Organization SA	51,157
9,893	Info Edge India Ltd	693,274
45,789	MTN Group Ltd, (3)	329,941
3,936	NAVER Corp	1,483,378
4,548	NetEase Inc, ADR	464,851
96,585	Ooredoo QPSC	188,077
7,393	Orange Polska SA, (3)	14,709
5,065	SK Telecom Co Ltd	1,325,421
64,733	Telefonica Brasil SA	518,282
90,708	Tencent Holdings Ltd	5,591,045
56,389	TIM SA/Brazil	124,016
155,257	Turkcell Iletisim Hizmetleri AS	283,526
	Total Communication Services	11,545,754
	Consumer Discretionary – 17.4%
228,157	Alibaba Group Holding Ltd, (3)	5,548,908
10,479	Allegroeu SA, 144A, (3)	179,915
14,898	Americanas SA, (3)	142,117
200	Bajaj Auto Ltd	10,293
30,995	BYD Co Ltd	953,238
13,850	BYD Co Ltd	567,142
63,097	China Education Group Holdings Ltd	114,320
47,620	Chongqing Changan Automobile Co Ltd	135,544
7,032	Coway Co Ltd	524,534
346,807	Dongfeng Motor Group Co Ltd	307,035
3,670	Falabella SA	14,266
460	FF Group, (3), (4)	655
3,200	Guangdong Xinbao Electrical Appliances Holdings Co Ltd	10,341
266,987	Guangzhou Automobile Group Co Ltd	230,872
3,478	Hangzhou Robam Appliances Co Ltd	20,956
263	Hankook Tire & Technology Co Ltd	11,055

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
2,444	Hero MotoCorp Ltd	$91,008
7,536	Jarir Marketing Co	404,288
36,789	JD Health International Inc, 144A, (3)	395,054
4,600	Joyoung Co Ltd	17,897
4,585	JUMBO SA	72,854
10,748	LG Electronics Inc	1,471,689
17,222	Li Auto Inc, ADR, (3)	575,043
4,700	Liaoning Cheng Da Co Ltd	14,199
6	LPP SA	21,569
7,726	Mahindra & Mahindra Ltd	77,151
75,875	Meituan, 144A, (3)	2,099,177
6,966	Naspers Ltd	1,343,796
24,474	NIO Inc, ADR, (3)	1,093,498
62,600	Shenzhen Overseas Chinese Town Co Ltd	62,461
590	Shenzhou International Group Holdings Ltd	13,028
19,900	Songcheng Performance Development Co Ltd	39,003
109,016	TCL Technology Group Corp	124,625
1,392	Trent Ltd	17,264
4,464	Vipshop Holdings Ltd, ADR, (3)	74,236
16,600	Wuchan Zhongda Group Co Ltd	15,022
5,442	XPeng Inc, ADR, (3)	220,564
17,395	Yum China Holdings Inc	1,081,795
	Total Consumer Discretionary	18,096,412
	Consumer Staples – 5.8%
7,755	Adecoagro SA, (3)	74,138
31,902	Almarai Co JSC	499,319
1,400	Angel Yeast Co Ltd	10,129
996	BGF retail Co Ltd	139,843
775	Britannia Industries Ltd	35,653
2,900	Chacha Food Co Ltd	16,926
12,753	Charoen Pokphand Foods PCL	10,088
19,279	China Feihe Ltd, 144A	37,014
54,379	China Mengniu Dairy Co Ltd	294,945
62,772	Coca-Cola Femsa SAB de CV	355,591
255,904	Dali Foods Group Co Ltd, 144A	138,634
152,941	Fomento Economico Mexicano SAB de CV	1,336,227
1,000	Fu Jian Anjoy Foods Co Ltd	25,006
36,839	Hindustan Unilever Ltd	1,155,096
46,780	Inner Mongolia Yili Industrial Group Co Ltd	241,629
2,034	Kuala Lumpur Kepong Bhd	8,926

Shares	Description (1)	Value
	Consumer Staples (continued)
10	LG Household & Health Care Ltd	$12,684
200	LG Household & Health Care Ltd	116,844
427	Nestle India Ltd	101,794
26,167	PPB Group Bhd	112,233
33,564	Savola Group	383,931
975,182	Unilever Indonesia Tbk PT	284,548
151,239	Uni-President China Holdings Ltd	151,799
24,123	Want Want China Holdings Ltd	16,266
15,661	X5 Retail Group NV, GDR	507,103
	Total Consumer Staples	6,066,366
	Energy – 2.7%
132,141	Cosan SA	655,943
507,184	Dialog Group Bhd	330,511
34,251	Offshore Oil Engineering Co Ltd	21,830
38,242	Petronas Dagangan Bhd	166,742
62,520	Qatar Fuel QSC	308,908
319,952	Qatar Gas Transport Co Ltd	267,139
5,747	S-Oil Corp	491,137
144,014	Thai Oil PCL, (2)	192,793
92,983	Ultrapar Participacoes SA	319,391
	Total Energy	2,754,394
	Financials – 15.7%
110,231	Axis Bank Ltd, (3)	1,050,094
161,901	B3 SA - Brasil Bolsa Balcao	479,686
123,879	Banco Bradesco SA	583,642
43,624	Banco Bradesco SA	175,018
4,115	Bancolombia SA	28,852
1,340	Bancolombia SA	9,638
82,658	Bandhan Bank Ltd, 144A	323,512
206,463	Bank Central Asia Tbk PT	426,131
11,022	Bank Polska Kasa Opieki SA, (3)	269,456
279,200	Cathay Financial Holding Co Ltd	542,126
2,778,539	China Construction Bank Corp	1,937,884
74,200	China Construction Bank Corp	66,115
55,520	China Merchants Bank Co Ltd	422,944
1,623	Credicorp Ltd, (3)	163,858
5,733	DB Insurance Co Ltd	284,594
138,979	First Abu Dhabi Bank PJSC	627,329
153,463	FirstRand Ltd	570,264
227,024	Fubon Financial Holding Co Ltd	608,861

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
14,957	Grupo Financiero Banorte SAB de CV	$96,989
56,099	Huatai Securities Co Ltd, (3)	125,312
159,665	Industrial Bank Co Ltd	436,434
19,205	KB Financial Group Inc	856,524
14,167	Kotak Mahindra Bank Ltd, (3)	315,038
266,486	Kuwait Finance House KSCP	696,377
5,738	Malayan Banking Bhd	10,891
592,785	Old Mutual Ltd	523,543
2,447	OTP Bank Nyrt, (3)	132,317
123,585	Ping An Insurance Group Co of China Ltd	1,083,786
54,783	Ping An Insurance Group Co of China Ltd	454,830
12,906	Piramal Enterprises Ltd	403,058
380,571	Public Bank Bhd	358,927
3,947	Samsung Fire & Marine Insurance Co Ltd	736,041
47,760	Sanlam Ltd	188,967
26,230	Shinhan Financial Group Co Ltd	892,766
1,901	Standard Bank Group Ltd	16,055
77,272	State Bank of India	448,378
	Total Financials	16,346,237
	Health Care – 4.3%
29,442	3SBio Inc, 144A, (3)	24,512
123,453	Alibaba Health Information Technology Ltd, (3)	191,902
1,828	BeiGene Ltd, ADR, (3)	578,727
5,255	CanSino Biologics Inc, 144A, (3)	222,475
634	CanSino Biologics Inc, (3)	59,728
6,734	Dr Sulaiman Al Habib Medical Services Group Co	307,756
23,510	Hartalega Holdings Bhd	39,220
3,821	Hutchmed China Ltd, ADR, (3)	160,673
2,649,234	Kalbe Farma Tbk PT	230,806
9,761	Notre Dame Intermedica Participacoes SA	151,713
6,640	Ovctek China Inc	93,636
5,000	Pharmaron Beijing Co Ltd	153,123
4,500	Shanghai Fosun Pharmaceutical Group Co Ltd	56,998
102,541	Supermax Corp Bhd	79,457
31,459	WuXi AppTec Co Ltd, 144A	695,473
19,683	WuXi AppTec Co Ltd	456,725
55,638	Wuxi Biologics Cayman Inc, 144A, (3)	848,402
9,720	Yunnan Baiyao Group Co Ltd	148,828
	Total Health Care	4,500,154

Shares	Description (1)	Value
	Industrials – 5.7%
364,631	Airports of Thailand PCL, (2)	$626,809
29,650	A-Living Smart City Services Co Ltd, 144A, (5)	113,317
54,052	CCR SA	136,519
139,219	China Lesso Group Holdings Ltd	289,860
156	CJ Corp	13,291
13,129	Contemporary Amperex Technology Co Ltd	1,117,846
14,018	Country Garden Services Holdings Co Ltd	113,732
10,713	Greentown Service Group Co Ltd	11,649
22,721	Grupo Aeroportuario del Pacifico SAB de CV	260,520
673	Grupo Aeroportuario del Sureste SAB de CV	12,206
7,491	GS Engineering & Construction Corp	286,876
6,079	Hyundai Heavy Industries Holdings Co Ltd	362,018
310,608	JG Summit Holdings Inc	347,985
13,433	LG Corp	1,100,099
2,991	Localiza Rent a Car SA	36,116
3,829	Rumo SA, (3)	15,369
154,761	Shenzhen International Holdings Ltd	203,926
1,155	Siemens Ltd	30,256
33,572	Sinotrans Ltd	24,149
77,071	WEG SA	534,710
95,481	Xinjiang Goldwind Science & Technology Co Ltd	178,892
16,925	Yutong Bus Co Ltd	29,716
52,902	Zoomlion Heavy Industry Science and Technology Co Ltd	62,277
38,379	Zoomlion Heavy Industry Science and Technology Co Ltd	32,990
	Total Industrials	5,941,128
	Information Technology – 22.0%
22,100	360 Security Technology Inc, (3)	40,820
93,041	AAC Technologies Holdings Inc	557,322
12,380	Acer Inc	12,041
40,004	Asustek Computer Inc, (3)	502,106
35,506	Compal Electronics Inc	27,425
163,041	Delta Electronics Inc	1,673,262
17,354	Delta Electronics Thailand PCL, (2)	308,351
906	HCL Technologies Ltd	12,479
88,138	Infosys Ltd	1,907,495
387,456	Lenovo Group Ltd	360,972
29,848	LG Display Co Ltd, (3)	572,179
7,552	Lite-On Technology Corp	17,310
59,622	MediaTek Inc	1,940,140
3,024	Samsung SDI Co Ltd	1,948,084

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
734	Samsung SDS Co Ltd	$116,457
68,253	Sunny Optical Technology Group Co Ltd	2,065,718
382,570	Taiwan Semiconductor Manufacturing Co Ltd	7,934,583
29,970	Tata Consultancy Services Ltd	1,275,663
17,421	Unisplendour Corp Ltd	71,038
68,557	Wipro Ltd	540,929
11,947	Wistron Corp	11,855
47,673	Yageo Corp, (3)	954,653
	Total Information Technology	22,850,882
	Materials – 9.6%
166	Anglo American Platinum Ltd	21,758
5,265	Asian Paints Ltd	209,316
3,594,981	Barito Pacific Tbk PT	241,115
1,120	Berger Paints India Ltd	12,718
30,950	China Jushi Co Ltd	71,386
313,486	China Molybdenum Co Ltd	229,128
36,465	China Molybdenum Co Ltd	38,979
39,795	Empresas CMPC SA	85,997
8,552	Ganfeng Lithium Co Ltd	257,523
1,172	Ganfeng Lithium Co Ltd, 144A	25,141
146,860	Gerdau SA	878,803
33,677	Grasim Industries Ltd	704,110
2,700	Guangdong Hongda Blasting Co Ltd	13,081
2,058	Hanwha Solutions Corp, (3)	69,957
27,225	Impala Platinum Holdings Ltd	491,339
6,306	KGHM Polska Miedz SA	318,744
3,900	Kingfa Sci & Tech Co Ltd	12,126
51,500	Klabin SA, (3)	244,738
978	Korea Zinc Co Ltd	465,087
8,265	Kumba Iron Ore Ltd	439,574
517	Kumho Petrochemical Co Ltd	91,467
1,028	Lotte Chemical Corp	231,920
585,979	Merdeka Copper Gold Tbk PT, (3)	119,931
55,338	Nan Ya Plastics Corp	172,158
42,047	National Industrialization Co, (3)	242,613
66,800	Pangang Group Vanadium Titanium & Resources Co Ltd, (3)	29,554
10,443	Polymetal International PLC	226,939
8,658	Polyus PJSC, GDR	833,765
97	Polyus PJSC, GDR	9,341
247,894	PTT Global Chemical PCL, (2)	428,021

Shares	Description (1)	Value
	Materials (continued)
27,423	SABIC Agri-Nutrients Co	$940,326
55,160	Saudi Arabian Mining Co, (3)	1,028,073
90,800	Shandong Nanshan Aluminum Co Ltd	71,916
5,140	Shanghai Putailai New Energy Technology Co Ltd	101,760
3,600	Sinoma Science & Technology Co Ltd	14,262
7,999	Taiwan Cement Corp	15,045
40,716	UPL Ltd	442,396
9,225	Zhejiang Huayou Cobalt Co Ltd	186,943
	Total Materials	10,017,050
	Real Estate – 2.1%
19,458	Ayala Land Inc	12,729
62,250	Cencosud Shopping SA	95,880
59,615	China Merchants Shekou Industrial Zone Holdings Co Ltd	86,318
262,072	China Overseas Land & Investment Ltd	549,693
15,292	China Overseas Property Holdings Ltd	14,306
107,503	China Vanke Co Ltd	280,129
28,900	China Vanke Co Ltd	92,363
79,398	DLF Ltd	360,260
11,954	Growthpoint Properties Ltd	12,053
187,511	Guangzhou R&F Properties Co Ltd	164,318
341,982	Shenzhen Investment Ltd	95,934
19,239	Shimao Group Holdings Ltd	37,927
342,016	SM Prime Holdings Inc	215,193
43,565	Wharf Holdings Ltd	147,717
	Total Real Estate	2,164,820
	Utilities – 3.3%
5,689	Adani Green Energy Ltd, (3)	67,452
2,072	CPFL Energia SA	10,193
2,626,073	Enel Americas SA	364,960
83,512	ENN Energy Holdings Ltd	1,746,281
56,851	Interconexion Electrica SA ESP	320,943
401,891	Power Grid Corp of India Ltd	924,325
	Total Utilities	3,434,154
	Total Common Stocks (cost $89,834,582)	103,717,351

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	CORPORATE BONDS – 0.0%
	Food Products – 0.0%
$25	Britannia Industries Ltd	5.500%	6/03/24	N/R	$337
25	Total Corporate Bonds (cost $0)				337

Shares	Description (1)	Value
COMMON STOCK RIGHTS – 0.0%
Information Technology – 0.0%
3,176	Legend Holdings Corp, (4)	$ —
	Total Common Stock Rights (cost $-)	—
	Total Long-Term Investments (cost $89,834,582)	103,717,688

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
79,283	State Street Navigator Securities Lending Government Money Market Portfolio, (7)	0.050% (8)	$79,283
	Total Investments Purchased with Collateral from Securities Lending (cost $79,283)		79,283

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$124	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$124,000
	Total Short-Term Investments (cost $124,000)				124,000
	Total Investments (cost $90,037,865) – 99.9%				103,920,971
	Other Assets Less Liabilities – 0.1%				97,252
	Net Assets – 100%				$104,018,223

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$102,016,926	$1,699,770	$655	$103,717,351
Corporate Bonds	—	337	—	337
Common Stock Rights	—	—	—*	—*
Investments Purchased with Collateral from Securities Lending	79,283	—	—	79,283
Short-Term Investments:
U.S. Government and Agency Obligations	—	124,000	—	124,000
Total	$102,096,209	$1,824,107	$655	$103,920,971

*	Value equals zero as of the end of the reporting period.

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $72,119.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(8)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 4.5%
24,280	KDDI Corp	$737,139
20,263	Nippon Telegraph & Telephone Corp	517,422
641,763	Singapore Telecommunications Ltd, (2)	1,075,845
26,490	SoftBank Corp	345,034
54,284	Telenor ASA	942,536
125,397	Telia Co AB	550,755
23,383	Vivendi SE	790,235
439,979	Vodafone Group PLC	710,702
70,651	Z Holdings Corp	351,807
	Total Communication Services	6,021,475
	Consumer Discretionary – 13.5%
13,200	Accor SA, (2)	467,385
4,396	Bayerische Motoren Werke AG	377,405
15,192	Bayerische Motoren Werke AG	1,511,071
12,069	Cie Financiere Richemont SA	1,544,747
44,269	Compass Group PLC, (2)	936,166
8,528	Delivery Hero SE, 144A, (2)	1,276,198
13,847	Denso Corp	943,993
6,748	EssilorLuxottica SA	1,273,563
2,857	H & M Hennes & Mauritz AB	59,809
1,201	HelloFresh SE, (2)	112,621
18,718	Industria de Diseno Textil SA	634,578
378	Kering SA	338,953
42,605	Mazda Motor Corp, (2)	416,151
7,963	Mercari Inc, (2)	415,019
5,476	Ocado Group PLC, (2)	141,232
5,615	Oriental Land Co Ltd/Japan	764,868
133,861	Panasonic Corp	1,592,306
27,122	Sony Group Corp	2,811,050
6,411	Valeo	185,341
47,786	Wesfarmers Ltd	2,147,549
360	Whitbread PLC, (2)	15,246
763	Yamaha Motor Co Ltd	18,938
	Total Consumer Discretionary	17,984,189

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples – 12.2%
27,608	Associated British Foods PLC	$770,383
808	Carrefour SA	15,004
15,924	Coca-Cola Europacific Partners PLC	988,243
15,584	Coca-Cola HBC AG	589,132
25,304	Danone SA	1,862,140
140	Henkel AG & Co KGaA	12,725
10,712	Jeronimo Martins SGPS SA	218,162
13,989	Kao Corp	837,938
2,078	Kerry Group PLC	308,012
5,495	Kikkoman Corp	334,456
5,275	L'Oreal SA	2,413,841
30,927	Mowi ASA	788,328
35,902	Nestle SA	4,547,666
42,175	Orkla ASA	383,329
9,569	Reckitt Benckiser Group PLC	734,794
460,200	Tesco PLC	1,490,825
	Total Consumer Staples	16,294,978
	Energy – 1.8%
18,561	Ampol Ltd	385,422
5,389	Koninklijke Vopak NV	228,069
29,759	Neste Oyj	1,828,636
	Total Energy	2,442,127
	Financials – 18.2%
62,301	3i Group PLC	1,108,305
3,719	Aegon NV	15,850
4,187	Allianz SE	1,042,638
50,042	Assicurazioni Generali SpA	999,876
160,522	Aviva PLC	864,383
74,062	AXA SA	1,921,561
253,886	Banco Bilbao Vizcaya Argentaria SA	1,629,025
88,328	Bank Hapoalim BM, (2)	706,252
6,149	BNP Paribas SA	375,147
287,998	BOC Hong Kong Holdings Ltd	926,491
194,705	CaixaBank SA	578,357
10,083	Commonwealth Bank of Australia	738,557
14,005	DBS Group Holdings Ltd	314,520
10,272	DNB Bank ASA, (2)	210,501
10,955	Erste Group Bank AG	424,917
816	Hang Seng Bank Ltd	15,656
37,950	Hong Kong Exchanges & Clearing Ltd	2,422,174

Shares	Description (1)	Value
	Financials (continued)
77,209	ING Groep NV	$992,999
687,512	Intesa Sanpaolo SpA	1,900,759
1	Isracard Ltd, (2)	3
472	KBC Group NV	38,004
86,303	Legal & General Group PLC	313,657
726,072	Lloyds Banking Group PLC	460,683
34,633	MS&AD Insurance Group Holdings Inc	1,066,602
238,577	Nomura Holdings Inc, (2)	1,191,472
114,921	QBE Insurance Group Ltd	919,908
166,295	Resona Holdings Inc	622,906
26,283	Sumitomo Mitsui Trust Holdings Inc	861,172
6,322	Swiss Re AG	572,140
2,914	Tokyo Century Corp	159,308
48,893	UBS Group AG	805,982
	Total Financials	24,199,805
	Health Care – 10.9%
73,975	Astellas Pharma Inc	1,172,141
15,054	AstraZeneca PLC	1,730,520
41,774	Chugai Pharmaceutical Co Ltd	1,530,127
2,054	Cochlear Ltd	370,413
14,411	Eisai Co Ltd	1,179,535
790	Fisher & Paykel Healthcare Corp Ltd	17,396
56	Genmab A/S, (2)	25,309
123,232	GlaxoSmithKline PLC	2,429,196
8,747	Kyowa Kirin Co Ltd	283,331
2,970	Merck KGaA	608,043
3,701	NMC Health PLC, (2), (3)	5
7,807	Novo Nordisk A/S	721,845
9,004	Ramsay Health Care Ltd	424,504
4,112	Roche Holding AG	1,589,583
2,489	Roche Holding AG	1,068,323
15,062	Ryman Healthcare Ltd	138,555
120	Straumann Holding AG	222,443
13,977	Sumitomo Dainippon Pharma Co Ltd	240,570
21,244	Terumo Corp	820,144
	Total Health Care	14,571,983
	Industrials – 17.3%
44,932	ABB Ltd	1,642,499
4,289	Adecco Group AG	256,876
324	Alstom SA, (2)	13,432

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
13,116	Ashtead Group PLC	$982,182
2,007	Assa Abloy AB	64,403
294	Atlas Copco AB	19,887
18,512	Atlas Copco AB	1,051,884
9,843	Auckland International Airport Ltd, (2)	49,738
17,783	Bouygues SA	685,119
39,843	Brambles Ltd	340,310
52,747	CNH Industrial NV	879,416
17,675	Dai Nippon Printing Co Ltd	413,249
10,456	Daikin Industries Ltd	2,159,319
2,619	DCC PLC	219,426
5,097	Deutsche Post AG	345,174
7,163	East Japan Railway Co	475,140
3,501	Eiffage SA	356,779
2,849	Ferguson PLC	399,676
45,603	Komatsu Ltd	1,175,498
119,767	MTR Corp Ltd	709,706
4,150	MTU Aero Engines AG	1,038,838
60,327	Nibe Industrier AB	720,775
77,763	RELX PLC	2,285,610
6,700	Schneider Electric SE	1,122,609
5,601	Secom Co Ltd	421,236
10	SGS SA	32,362
15,487	Siemens AG	2,416,399
30,833	Smiths Group PLC	666,822
170,920	Transurban Group	1,796,577
10,292	Vestas Wind Systems A/S	379,332
	Total Industrials	23,120,273
	Information Technology – 7.4%
3,703	ASML Holding NV	2,805,860
858	Azbil Corp	33,265
3,020	CyberArk Software Ltd, (2)	428,931
2,846	Fujitsu Ltd	481,421
8,199	Ibiden Co Ltd	431,054
23,878	Infineon Technologies AG	909,887
1,446	Logitech International SA	158,050
1,084	Omron Corp	92,054
14,097	SAP SE	2,019,988
21,840	Sinch AB, 144A, (2)	441,415
30,621	Telefonaktiebolaget LM Ericsson	351,867

Shares	Description (1)	Value
	Information Technology (continued)
2,171	Tokyo Electron Ltd	$888,577
1,252	Wixcom Ltd, (2)	373,897
4,251	Xero Ltd, (2)	438,333
	Total Information Technology	9,854,599
	Materials – 8.6%
7,921	Akzo Nobel NV	977,782
30,723	Antofagasta PLC	638,386
140	Arkema SA	17,805
97,474	Asahi Kasei Corp	1,054,229
21,181	Boliden AB	825,912
5,427	Covestro AG, 144A	349,181
3,704	Evolution Mining Ltd	11,381
47,814	Fortescue Metals Group Ltd	875,479
16,678	Hitachi Metals Ltd, (2)	325,050
6,276	Nitto Denko Corp	463,195
32,548	Northern Star Resources Ltd	244,507
31,452	Orica Ltd	286,442
2,777	Sika AG	977,757
19,072	Smurfit Kappa Group PLC	1,075,823
116,071	Sumitomo Chemical Co Ltd	599,656
19,192	Sumitomo Metal Mining Co Ltd	772,576
25,825	Svenska Cellulosa AB SCA	480,236
107,967	Toray Industries Inc	705,548
12,544	Umicore SA	777,648
	Total Materials	11,458,593
	Real Estate – 2.8%
1,974	British Land Co PLC	14,014
205,438	CapitaLand Ltd	611,413
2,504	City Developments Ltd	12,667
16,069	Klepierre SA	389,667
53,770	Lendlease Corp Ltd	481,003
35,140	Mitsui Fudosan Co Ltd	817,265
91,275	Swire Properties Ltd	259,571
9,048	Unibail-Rodamco-Westfield, (2)	752,862
276,974	Vicinity Centres	316,582
	Total Real Estate	3,655,044
	Utilities – 2.5%
142,642	National Grid PLC	1,832,696

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Utilities (continued)
10,257	Orsted AS, 144A	$1,522,959
	Total Utilities	3,355,655
	Total Long-Term Investments (cost $118,359,544)	132,958,721

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$143	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$143,000
	Total Short-Term Investments (cost $143,000)				143,000
	Total Investments (cost $118,502,544) – 99.8%				133,101,721
	Other Assets Less Liabilities – 0.2%				264,384
	Net Assets – 100%				$133,366,105
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$132,958,716	$ —	$5	$132,958,721
Short-Term Investments:
U.S. Government and Agency Obligations	—	143,000	—	143,000
Total	$132,958,716	$143,000	$5	$133,101,721

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 10.0%
1,605	Activision Blizzard Inc	$134,210
335	Alphabet Inc, Class A, (2)	902,668
201	Alphabet Inc, Class C, (2)	543,588
189	Discovery Inc, (2)	5,483
2,038	Discovery Inc, (2)	55,250
2	Electronic Arts Inc	288
7,554	Verizon Communications Inc	421,362
1,718	ViacomCBS Inc	70,318
3,063	Walt Disney Co, (2)	539,149
	Total Communication Services	2,672,316
	Consumer Discretionary – 11.6%
169	Booking Holdings Inc, (2)	368,126
97	Domino's Pizza Inc	50,973
17	Hasbro Inc	1,690
768	Home Depot Inc	252,050
3	Lowe's Cos Inc	578
63	Lululemon Athletica Inc, (2)	25,211
1,418	McDonald's Corp	344,163
265	MercadoLibre Inc, (2)	415,705
2,565	Newell Brands Inc	63,484
2,208	NIKE Inc, Class B	369,862
974	Starbucks Corp	118,273
1,421	Target Corp	370,952
729	Tesla Inc, (2)	500,969
3,208	TJX Cos Inc	220,742
	Total Consumer Discretionary	3,102,778
	Consumer Staples – 6.6%
2	Archer-Daniels-Midland Co	119
7	Clorox Co	1,266
8,479	Coca-Cola Co	483,557
16	Hormel Foods Corp	742
3,309	Keurig Dr Pepper Inc	116,510
4,838	Kroger Co	196,907
2	Lamb Weston Holdings Inc	134

Shares	Description (1)	Value
	Consumer Staples (continued)
3,047	PepsiCo Inc	$478,227
3,466	Procter & Gamble Co	492,969
	Total Consumer Staples	1,770,431
	Energy – 1.9%
4,877	Baker Hughes Co	103,587
1,619	Cheniere Energy Inc, (2)	137,502
1,605	ONEOK Inc	83,412
2,733	Valero Energy Corp	183,029
	Total Energy	507,530
	Financials – 12.1%
1,293	American Express Co	220,495
5,546	American International Group Inc	262,603
1,269	Annaly Capital Management Inc	10,774
6	Arthur J Gallagher & Co	836
546	Bank of New York Mellon Corp	28,026
1	BlackRock Inc	867
2,286	Charles Schwab Corp	155,334
561	Chubb Ltd	94,663
5,445	Citigroup Inc	368,191
987	CME Group Inc	209,372
4	First Republic Bank/CA	780
6,772	Huntington Bancshares Inc/OH	95,350
1,063	Intercontinental Exchange Inc	127,379
1,331	Loews Corp	71,382
253	MarketAxess Holdings Inc	120,218
2,671	Marsh & McLennan Cos Inc	393,225
2,711	Morgan Stanley	260,202
1,859	PNC Financial Services Group Inc	339,100
618	Progressive Corp	58,809
6	Regions Financial Corp	116
8	Reinsurance Group of America Inc	881
949	S&P Global Inc	406,855
3	State Street Corp	261
4	Truist Financial Corp	218
	Total Financials	3,225,937
	Health Care – 12.7%
297	10X Genomics Inc, (2)	54,419
48	ABIOMED Inc, (2)	15,703
938	Agilent Technologies Inc	143,730

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
447	Align Technology Inc, (2)	$311,023
850	Amgen Inc	205,309
593	Anthem Inc	227,718
11	Baxter International Inc	851
114	Biogen Inc, (2)	37,247
529	BioMarin Pharmaceutical Inc, (2)	40,590
3,601	Bristol-Myers Squibb Co	244,400
38	Cerner Corp	3,055
393	Cigna Corp	90,190
1,384	Danaher Corp	411,726
987	DENTSPLY SIRONA Inc	65,181
2	Dexcom Inc, (2)	1,031
1,536	Edwards Lifesciences Corp, (2)	172,447
1,314	Elanco Animal Health Inc, (2)	47,922
982	Eli Lilly & Co	239,117
731	Exact Sciences Corp, (2)	78,831
1,442	Gilead Sciences Inc	98,474
936	HCA Inc	232,315
33	Hologic Inc, (2)	2,476
2	Humana Inc	852
52	IDEXX Laboratories Inc, (2)	35,284
2	Illumina Inc, (2)	991
3	Insulet Corp, (2)	839
1	Intuitive Surgical Inc, (2)	991
3	Laboratory Corp of America Holdings, (2)	888
4	Novavax Inc, (2)	717
615	Novocure Ltd, (2)	94,716
905	Teladoc Health Inc, (2)	134,347
719	Thermo Fisher Scientific Inc	388,267
13	Vertex Pharmaceuticals Inc, (2)	2,621
50	Viatris Inc	704
	Total Health Care	3,384,972
	Industrials – 9.1%
1,916	3M Co	379,253
2	AMERCO	1,176
4,790	Carrier Global Corp	264,647
859	Caterpillar Inc	177,598
2	CH Robinson Worldwide Inc	178
10,876	CSX Corp	351,512
135	Deere & Co	48,815

Shares	Description (1)	Value
	Industrials (continued)
4	Emerson Electric Co	$404
2	Expeditors International of Washington Inc	257
2	Fastenal Co	110
932	Fortive Corp	67,719
923	Fortune Brands Home & Security Inc	89,965
2	Generac Holdings Inc, (2)	839
379	IHS Markit Ltd	44,282
4	Illinois Tool Works Inc	907
150	Johnson Controls International plc	10,713
267	Kansas City Southern	71,503
350	Nordson Corp	79,145
96	Old Dominion Freight Line Inc	25,838
4	Otis Worldwide Corp	358
864	Parker-Hannifin Corp	269,594
77	Robert Half International Inc	7,562
777	Rockwell Automation Inc	238,865
162	Roper Technologies Inc	79,597
310	Teledyne Technologies Inc, (2)	140,359
46	Verisk Analytics Inc	8,737
607	Waste Connections Inc	76,901
	Total Industrials	2,436,834
	Information Technology – 27.4%
701	Adobe Inc, (2)	435,763
1,730	Applied Materials Inc	242,079
290	Autodesk Inc, (2)	93,128
985	Automatic Data Processing Inc	206,486
2,736	Cisco Systems Inc	151,492
1,178	Cognex Corp	106,503
8,702	Hewlett Packard Enterprise Co	126,179
8,340	HP Inc	240,776
8,399	Intel Corp	451,194
2,759	International Business Machines Corp	388,909
2	Intuit Inc	1,060
1,245	Keysight Technologies Inc, (2)	204,865
2	Lam Research Corp	1,275
5,095	Microsoft Corp	1,451,616
2,849	NVIDIA Corp	555,526
811	Okta Inc, (2)	200,958
2	ON Semiconductor Corp, (2)	78
457	PayPal Holdings Inc, (2)	125,917

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
2,182	salesforce.com Inc, (2)	$527,891
497	ServiceNow Inc, (2)	292,181
2,312	Texas Instruments Inc	440,713
1,674	Trimble Inc, (2)	143,127
2,523	Visa Inc, Class A	621,642
564	VMware Inc, (2)	86,709
358	Zebra Technologies Corp, (2)	197,788
	Total Information Technology	7,293,855
	Materials – 2.8%
2,239	Amcor PLC	25,883
1,183	Ball Corp	95,681
235	DuPont de Nemours Inc	17,637
1,012	Ecolab Inc	223,480
668	LyondellBasell Industries NV	66,352
2,419	Mosaic Co	75,545
495	Newmont Corp	31,096
1,099	PPG Industries Inc	179,709
416	Steel Dynamics Inc	26,811
	Total Materials	742,194
	Real Estate – 3.6%
1,326	American Tower Corp	374,993
403	Crown Castle International Corp	77,815
422	Equinix Inc	346,213
4,708	Host Hotels & Resorts Inc, (2)	74,998
213	Prologis Inc	27,273
738	Welltower Inc	64,103
	Total Real Estate	965,395
	Utilities – 2.0%
2,296	Consolidated Edison Inc	169,376
273	Eversource Energy	23,552
2,122	Sempra Energy	277,239
1,232	UGI Corp	56,660
	Total Utilities	526,827
	Total Long-Term Investments (cost $20,340,374)	26,629,069
	Other Assets Less Liabilities – 0.2%	48,141
	Net Assets – 100%	$26,677,210

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$26,629,069	$ —	$ —	$26,629,069

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 14.2%
121,191	Activision Blizzard Inc	$10,133,991
15,723	Alphabet Inc, Class A, (2)	42,366,095
11,617	Alphabet Inc, Class C, (2)	31,417,247
2,133	Cable One Inc	4,027,083
30,116	Electronic Arts Inc	4,335,499
123,732	Walt Disney Co, (2)	21,779,307
	Total Communication Services	114,059,222
	Consumer Discretionary – 15.5%
14,268	Aptiv PLC, (2)	2,380,616
5,609	Booking Holdings Inc, (2)	12,217,860
749	Chipotle Mexican Grill Inc, (2)	1,395,717
15,281	Domino's Pizza Inc	8,030,013
24,287	Etsy Inc, (2)	4,456,907
9,133	Lowe's Cos Inc	1,759,838
8,413	MercadoLibre Inc, (2)	13,197,473
115,042	NIKE Inc, Class B	19,270,686
126,340	Starbucks Corp	15,341,466
45,645	Tesla Inc, (2)	31,367,244
115,867	TJX Cos Inc	7,972,808
28,811	Wayfair Inc, (2)	6,953,823
	Total Consumer Discretionary	124,344,451
	Consumer Staples – 3.2%
31,289	Church & Dwight Co Inc	2,709,002
25,848	Clorox Co	4,675,645
34,474	Costco Wholesale Corp	14,814,167
56,061	Lamb Weston Holdings Inc	3,743,193
	Total Consumer Staples	25,942,007
	Energy – 0.4%
144,525	Baker Hughes Co	3,069,711
	Financials – 4.2%
14,963	MarketAxess Holdings Inc	7,109,969
70,044	Marsh & McLennan Cos Inc	10,311,878
33,155	S&P Global Inc	14,214,211

Shares	Description (1)	Value
	Financials (continued)
3,902	SVB Financial Group, (2)	$2,145,944
	Total Financials	33,782,002
	Health Care – 10.9%
1,243	ABIOMED Inc, (2)	406,635
20,447	Agilent Technologies Inc	3,133,094
18,032	Dexcom Inc, (2)	9,295,676
97,914	Edwards Lifesciences Corp, (2)	10,992,805
70,549	Eli Lilly & Co	17,178,682
5,957	Hologic Inc, (2)	447,013
24,511	Horizon Therapeutics Plc, (2)	2,451,590
2,351	IDEXX Laboratories Inc, (2)	1,595,224
8,325	Illumina Inc, (2)	4,127,119
17,721	Insulet Corp, (2)	4,956,386
43,644	Teladoc Health Inc, (2)	6,478,952
29,627	Thermo Fisher Scientific Inc	15,998,876
51,270	Vertex Pharmaceuticals Inc, (2)	10,335,007
	Total Health Care	87,397,059
	Industrials – 6.4%
34,877	Deere & Co	12,611,174
9,607	Expeditors International of Washington Inc	1,232,098
6,768	Fastenal Co	370,683
4,304	Generac Holdings Inc, (2)	1,804,925
10,269	Nordson Corp	2,322,129
19,452	Old Dominion Freight Line Inc	5,235,506
56,891	Otis Worldwide Corp	5,094,589
22,883	Rockwell Automation Inc	7,034,692
14,449	Roper Technologies Inc	7,099,372
18,266	Teledyne Technologies Inc, (2)	8,270,297
	Total Industrials	51,075,465
	Information Technology – 40.4%
37,247	Adobe Inc, (2)	23,153,853
107,987	Applied Materials Inc	15,110,621
25,896	Autodesk Inc, (2)	8,315,982
69,378	Cognex Corp	6,272,465
70,989	Keysight Technologies Inc, (2)	11,681,240
9,901	Lam Research Corp	6,310,996
105,582	Maxim Integrated Products Inc, (2)	10,548,698
318,376	Microsoft Corp	90,708,506
160,240	NVIDIA Corp	31,245,198

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
31,036	Okta Inc, (2)	$7,690,410
71,534	PayPal Holdings Inc, (2)	19,709,763
68,838	salesforce.com Inc, (2)	16,653,977
26,468	ServiceNow Inc, (2)	15,560,273
35,002	Synopsys Inc, (2)	10,080,226
98,543	Trimble Inc, (2)	8,425,426
106,033	Visa Inc, Class A	26,125,471
33,130	VMware Inc, (2)	5,093,406
20,535	Zebra Technologies Corp, (2)	11,345,177
	Total Information Technology	324,031,688
	Materials – 2.9%
814	Ball Corp	65,836
49,914	Ecolab Inc	11,022,509
41,305	Sherwin-Williams Co	12,020,994
	Total Materials	23,109,339
	Real Estate – 1.8%
26,519	American Tower Corp	7,499,573
8,738	Equinix Inc	7,168,743
	Total Real Estate	14,668,316
	Total Long-Term Investments (cost $643,576,930)	801,479,260

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$830	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$830,000
	Total Short-Term Investments (cost $830,000)				830,000
	Total Investments (cost $644,406,930) – 100.0%				802,309,260
	Other Assets Less Liabilities – (0.0)%				(117,116)
	Net Assets – 100%				$802,192,144

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$801,479,260	$ —	$ —	$801,479,260
Short-Term Investments:
U.S. Government and Agency Obligations	—	830,000	—	830,000
Total	$801,479,260	$830,000	$ —	$802,309,260

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 5.7%
808,666	AT&T Inc	$22,683,081
102,723	Discovery Inc, (2)	2,784,821
178,715	Interpublic Group of Cos Inc	6,319,362
63,418	Omnicom Group Inc	4,618,099
403,142	Verizon Communications Inc	22,487,261
26,142	ViacomCBS Inc	1,069,992
	Total Communication Services	59,962,616
	Consumer Discretionary – 4.8%
2,236	BorgWarner Inc	109,519
926	Genuine Parts Co	117,528
49,029	Hasbro Inc	4,875,444
77,737	Home Depot Inc	25,512,506
207,747	Newell Brands Inc	5,141,738
27,424	Target Corp	7,159,035
101,268	VF Corp	8,121,694
	Total Consumer Discretionary	51,037,464
	Consumer Staples – 11.1%
1,678	Archer-Daniels-Midland Co	100,210
48,591	Bunge Ltd	3,772,119
464,318	Coca-Cola Co	26,480,056
7,091	Colgate-Palmolive Co	563,735
82,473	General Mills Inc	4,854,361
793	J M Smucker Co	103,970
224,478	Keurig Dr Pepper Inc	7,903,870
364,184	Kroger Co	14,822,289
1,193	McCormick & Co Inc/MD	100,415
165,367	PepsiCo Inc	25,954,351
227,889	Procter & Gamble Co	32,412,652
	Total Consumer Staples	117,068,028
	Energy – 2.7%
198,402	Baker Hughes Co	4,214,058
241,708	ONEOK Inc	12,561,565
184,213	Valero Energy Corp	12,336,745
	Total Energy	29,112,368

Shares	Description (1)	Value
	Financials – 21.1%
2,174	Aflac Inc	$119,570
992	Allstate Corp	129,010
121,389	American Express Co	20,700,466
251,848	American International Group Inc	11,925,003
430	Ameriprise Financial Inc	110,751
208,318	Bank of New York Mellon Corp	10,692,963
22,261	BlackRock Inc	19,304,071
3,542	Carlyle Group Inc	178,765
41,505	Charles Schwab Corp	2,820,265
91,300	Chubb Ltd	15,405,962
283,588	Citigroup Inc	19,176,221
2,170	Citizens Financial Group Inc	91,487
80,475	CME Group Inc	17,071,162
188,868	Equitable Holdings Inc	5,830,355
1,759	Hartford Financial Services Group Inc	111,908
542,877	Huntington Bancshares Inc/OH	7,643,708
4,640	KeyCorp	91,222
123,305	Loews Corp	6,612,847
634	M&T Bank Corp	84,861
116,195	Marsh & McLennan Cos Inc	17,106,228
1,720	MetLife Inc	99,244
226,841	Morgan Stanley	21,772,199
938	Northern Trust Corp	105,853
89,401	PNC Financial Services Group Inc	16,307,636
27,090	Progressive Corp	2,577,884
143,707	Prudential Financial Inc	14,410,938
307,601	Regions Financial Corp	5,921,319
1,228	State Street Corp	107,008
38,319	Travelers Cos Inc	5,706,466
3,338	Truist Financial Corp	181,687
466	Willis Towers Watson PLC	96,033
	Total Financials	222,493,092
	Health Care – 16.3%
64,540	Amgen Inc	15,588,992
29,872	Anthem Inc	11,471,147
1	AstraZeneca PLC, Sponsored ADR	57
113,459	Baxter International Inc	8,776,054
396	Biogen Inc, (2)	129,385
220,417	Boston Scientific Corp, (2)	10,051,015
323,372	Bristol-Myers Squibb Co	21,947,258

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
5,575	Cardinal Health Inc	$331,043
69,025	Cigna Corp	15,840,547
46,722	Danaher Corp	13,899,328
924	DaVita Inc, (2)	111,111
100,533	DENTSPLY SIRONA Inc	6,639,199
214,946	Elanco Animal Health Inc, (2)	7,839,081
32,169	Exact Sciences Corp, (2)	3,469,105
56,406	Gilead Sciences Inc	3,851,966
77,869	HCA Inc	19,327,086
1,317	Henry Schein Inc, (2)	105,557
319	Humana Inc	135,849
8,630	Laboratory Corp of America Holdings, (2)	2,555,774
726	PerkinElmer Inc	132,299
788	Quest Diagnostics Inc	111,738
2,580	Royalty Pharma PLC	98,556
35,674	Stryker Corp	9,665,514
36,660	Thermo Fisher Scientific Inc	19,796,767
45,398	Viatris Inc	638,750
931	Zimmer Biomet Holdings Inc	152,144
	Total Health Care	172,665,322
	Industrials – 14.0%
95,807	3M Co	18,964,038
5,222	AMERCO	3,070,327
176,302	Carrier Global Corp	9,740,685
83,545	Caterpillar Inc	17,272,929
413	Cummins Inc	95,857
7,635	Eaton Corp PLC	1,206,712
23,795	Emerson Electric Co	2,400,678
3,536	Expeditors International of Washington Inc	453,492
173,924	Fortive Corp	12,637,318
1,068	Fortune Brands Home & Security Inc	104,098
493	IDEX Corp	111,758
70,149	IHS Markit Ltd	8,196,209
30,231	Illinois Tool Works Inc	6,852,461
173,802	Johnson Controls International plc	12,412,939
49,348	Kansas City Southern	13,215,394
526	Nordson Corp	118,944
2,256	Otis Worldwide Corp	202,025
1,458	Owens Corning	140,201
1,143	PACCAR Inc	94,858

Shares	Description (1)	Value
	Industrials (continued)
1,712	Pentair PLC	$126,123
414	Rockwell Automation Inc	127,272
34,206	Roper Technologies Inc	16,806,776
610	Trane Technologies PLC	124,202
86,904	United Parcel Service Inc	16,629,949
51,181	Waste Connections Inc	6,484,121
966	Xylem Inc/NY	121,571
	Total Industrials	147,710,937
	Information Technology – 11.2%
91,152	Automatic Data Processing Inc	19,108,194
282,250	Cisco Systems Inc	15,628,182
684,977	Hewlett Packard Enterprise Co	9,932,167
12,565	HP Inc	362,752
426,885	Intel Corp	22,932,262
139,623	International Business Machines Corp	19,681,258
38,583	salesforce.com Inc, (2)	9,334,385
114,153	Texas Instruments Inc	21,759,845
	Total Information Technology	118,739,045
	Materials – 3.5%
348,092	Amcor PLC	4,023,943
55,418	DuPont de Nemours Inc	4,159,121
730	International Flavors & Fragrances Inc	109,967
1,984	International Paper Co	114,596
100,300	LyondellBasell Industries NV	9,962,799
51,929	Newmont Corp	3,262,180
77,050	PPG Industries Inc	12,599,216
41,436	Steel Dynamics Inc	2,670,550
	Total Materials	36,902,372
	Real Estate – 5.1%
896	Camden Property Trust	133,853
12,649	CBRE Group Inc, (2)	1,220,123
22,925	Crown Castle International Corp	4,426,588
134,453	Equity Residential	11,311,531
382,998	Host Hotels & Resorts Inc, (2)	6,101,158
148,056	Prologis Inc	18,957,090
2,001	Ventas Inc	119,620
130,394	Welltower Inc	11,326,023
	Total Real Estate	53,595,986

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Utilities – 4.2%
158,596	Consolidated Edison Inc	$11,699,627
146,337	Eversource Energy	12,624,493
112,101	Sempra Energy	14,645,995
113,334	UGI Corp	5,212,231
	Total Utilities	44,182,346
	Total Long-Term Investments (cost $917,483,334)	1,053,469,576

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$1,037	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$1,037,000
	Total Short-Term Investments (cost $1,037,000)				1,037,000
	Total Investments (cost $918,520,334) – 99.8%				1,054,506,576
	Other Assets Less Liabilities – 0.2%				1,824,864
	Net Assets – 100%				$1,056,331,440
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,053,469,576	$ —	$ —	$1,053,469,576
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,037,000	—	1,037,000
Total	$1,053,469,576	$1,037,000	$ —	$1,054,506,576

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
ADR	American Depositary Receipt

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 7.9%
26,056	Altice USA Inc, (2)	$800,701
3,168	Cable One Inc	5,981,152
59,990	Live Nation Entertainment Inc, (2)	4,732,611
66,851	Match Group Inc, (2)	10,647,359
33,489	Take-Two Interactive Software Inc, (2)	5,807,663
	Total Communication Services	27,969,486
	Consumer Discretionary – 10.5%
31,215	Autoliv Inc	3,148,969
48,471	Darden Restaurants Inc	7,070,950
745	Domino's Pizza Inc	391,490
43,229	Etsy Inc, (2)	7,932,954
12,059	Pool Corp	5,762,031
38,985	Tractor Supply Co	7,053,556
18,695	Vail Resorts Inc, (2)	5,705,714
	Total Consumer Discretionary	37,065,664
	Consumer Staples – 1.4%
73,846	Lamb Weston Holdings Inc	4,930,697
	Energy – 1.2%
207,996	Baker Hughes Co	4,417,835
	Financials – 4.4%
5,505	FactSet Research Systems Inc	1,966,826
9,591	MarketAxess Holdings Inc	4,557,356
9,127	SVB Financial Group, (2)	5,019,485
64,421	Voya Financial Inc	4,148,712
	Total Financials	15,692,379
	Health Care – 17.6%
2,794	ABIOMED Inc, (2)	914,029
64,952	Catalent Inc, (2)	7,781,899
83,749	Hologic Inc, (2)	6,284,525
67,420	Horizon Therapeutics Plc, (2)	6,743,348
24,444	Insulet Corp, (2)	6,836,742
6,690	Mettler-Toledo International Inc, (2)	9,859,120
39,302	Novavax Inc, (2)	7,048,028

Shares	Description (1)	Value
	Health Care (continued)
36,817	Novocure Ltd, (2)	$5,670,186
106,055	PPD Inc, (2)	4,891,257
16,519	STERIS PLC	3,600,316
6,087	Waters Corp, (2)	2,372,774
	Total Health Care	62,002,224
	Industrials – 17.4%
26,972	Allegion plc	3,684,375
64,501	Copart Inc, (2)	9,481,647
17,931	Expeditors International of Washington Inc	2,299,651
63,966	Fastenal Co	3,503,418
22,554	Generac Holdings Inc, (2)	9,458,245
23,720	IDEX Corp	5,377,087
5,965	Lennox International Inc	1,965,050
78,192	Masco Corp	4,668,844
16,610	Teledyne Technologies Inc, (2)	7,520,510
65,781	TransUnion	7,897,667
43,817	Xylem Inc/NY	5,514,369
	Total Industrials	61,370,863
	Information Technology – 37.3%
24,034	ANSYS Inc, (2)	8,855,568
72,699	Cadence Design Systems Inc, (2)	10,734,007
6,682	CDW Corp/DE	1,225,145
73,982	Cloudflare Inc, (2)	8,776,485
59,858	Cognex Corp	5,411,762
12,599	Fair Isaac Corp, (2)	6,600,742
17,054	Fortinet Inc, (2)	4,642,781
14,919	HubSpot Inc, (2)	8,892,022
11,925	Keysight Technologies Inc, (2)	1,962,259
213,384	Marvell Technology Inc	12,911,866
43,192	Maxim Integrated Products Inc, (2)	4,315,313
29,695	Okta Inc, (2)	7,358,124
20,159	Paycom Software Inc, (2)	8,063,600
46,805	PTC Inc, (2)	6,339,737
33,230	Skyworks Solutions Inc	6,131,267
47,397	Splunk Inc, (2)	6,729,426
90,247	Trimble Inc, (2)	7,716,118
16,336	Zebra Technologies Corp, (2)	9,025,313
46,232	Zendesk Inc, (2)	6,034,663
	Total Information Technology	131,726,198

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Materials – 2.2%
94,028	Ball Corp	$7,604,985
	Total Long-Term Investments (cost $288,960,481)	352,780,331

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$365	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$365,000
	Total Short-Term Investments (cost $365,000)				365,000
	Total Investments (cost $289,325,481) – 100.0%				353,145,331
	Other Assets Less Liabilities – (0.0)%				(56,326)
	Net Assets – 100%				$353,089,005
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$352,780,331	$ —	$ —	$352,780,331
Short-Term Investments:
U.S. Government and Agency Obligations	—	365,000	—	365,000
Total	$352,780,331	$365,000	$ —	$353,145,331

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 5.0%
8,073	Discovery Inc, (2), (3)	$234,198
90,854	Discovery Inc, (2)	2,463,052
99,343	Interpublic Group of Cos Inc	3,512,769
194,269	Lumen Technologies Inc	2,422,534
31,754	Omnicom Group Inc	2,312,326
30,556	ViacomCBS Inc	1,250,657
	Total Communication Services	12,195,536
	Consumer Discretionary – 12.0%
19,863	Autoliv Inc	2,003,779
17,314	Best Buy Co Inc	1,945,228
41,700	BorgWarner Inc	2,042,466
12,780	CarMax Inc, (2)	1,711,881
25,565	Genuine Parts Co	3,244,710
42,366	Hasbro Inc	4,212,875
81,605	LKQ Corp, (2)	4,141,454
15,902	Mohawk Industries Inc, (2)	3,099,300
123,591	Newell Brands Inc	3,058,877
73,971	PulteGroup Inc	4,058,789
	Total Consumer Discretionary	29,519,359
	Consumer Staples – 3.2%
44,239	Bunge Ltd	3,434,274
58,635	Campbell Soup Co	2,563,522
57,675	Conagra Brands Inc	1,931,536
	Total Consumer Staples	7,929,332
	Energy – 3.2%
146,281	Baker Hughes Co	3,107,008
90,573	ONEOK Inc	4,707,079
	Total Energy	7,814,087
	Financials – 21.0%
59,181	Ally Financial Inc	3,039,536
446,306	Annaly Capital Management Inc	3,789,138
36,011	Arthur J Gallagher & Co	5,016,692
86,090	Citizens Financial Group Inc	3,629,554
121,905	Equitable Holdings Inc	3,763,207

Shares	Description (1)	Value
	Financials (continued)
10,992	FactSet Research Systems Inc	$3,927,222
4,003	First Republic Bank/CA	780,665
6,878	Franklin Resources Inc	203,245
67,451	Hartford Financial Services Group Inc	4,291,233
189,392	KeyCorp	3,723,447
58,293	Lincoln National Corp	3,592,015
70,629	Loews Corp	3,787,833
67,353	Principal Financial Group Inc	4,184,642
10,051	Regions Financial Corp	193,482
7,877	SVB Financial Group, (2)	4,332,035
51,514	Voya Financial Inc	3,317,501
	Total Financials	51,571,447
	Health Care – 4.7%
7,997	Cardinal Health Inc	474,862
623	DaVita Inc, (2)	74,916
25,361	Hologic Inc, (2)	1,903,089
9,255	Jazz Pharmaceuticals PLC, (2)	1,568,908
5,807	Laboratory Corp of America Holdings, (2)	1,719,743
30,443	Quest Diagnostics Inc	4,316,817
7,002	STERIS PLC	1,526,086
	Total Health Care	11,584,421
	Industrials – 16.5%
5,593	Allegion plc	764,004
116,500	Carrier Global Corp	6,436,625
14,469	CH Robinson Worldwide Inc	1,290,201
817	Expeditors International of Washington Inc	104,780
65,620	Fastenal Co	3,594,007
32,564	Fortune Brands Home & Security Inc	3,174,013
16,812	IDEX Corp	3,811,112
17,358	Kansas City Southern	4,648,472
58,557	Masco Corp	3,496,439
28,152	Owens Corning	2,707,096
19,364	Pentair PLC	1,426,546
42,105	Robert Half International Inc	4,135,132
1,414	Snap-on Inc	308,224
35,436	Xylem Inc/NY	4,459,621
	Total Industrials	40,356,272
	Information Technology – 9.1%
675	Guidewire Software Inc, (2)	77,760

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
193,465	Hewlett Packard Enterprise Co	$2,805,242
109,284	NortonLifeLock Inc	2,712,429
6,393	Okta Inc, (2)	1,584,121
96,359	ON Semiconductor Corp, (2)	3,763,783
21,056	Skyworks Solutions Inc	3,885,043
33,398	Splunk Inc, (2)	4,741,848
121,178	Western Union Co	2,812,541
	Total Information Technology	22,382,767
	Materials – 4.7%
372,444	Amcor PLC	4,305,453
8,569	Martin Marietta Materials Inc	3,113,118
88,483	Mosaic Co	2,763,324
22,734	Steel Dynamics Inc	1,465,206
	Total Materials	11,647,101
	Real Estate – 15.2%
27,916	Alexandria Real Estate Equities Inc	5,620,607
39,554	Boston Properties Inc	4,642,849
36,751	CBRE Group Inc, (2)	3,545,002
43,571	Duke Realty Corp	2,216,893
106,255	Healthpeak Properties Inc	3,928,247
233,015	Host Hotels & Resorts Inc, (2)	3,711,929
60,630	Regency Centers Corp	3,965,808
85,972	Ventas Inc	5,139,406
140,753	VICI Properties Inc	4,390,086
	Total Real Estate	37,160,827
	Utilities – 5.1%
41,390	Atmos Energy Corp	4,080,640
71,484	CMS Energy Corp	4,416,996
87,002	UGI Corp	4,001,222
	Total Utilities	12,498,858
	Total Long-Term Investments (cost $202,032,472)	244,660,007

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
167,621	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.050% (5)	$167,621
	Total Investments Purchased with Collateral from Securities Lending (cost $167,621)		167,621

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$409	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$409,000
	Total Short-Term Investments (cost $409,000)				409,000
	Total Investments (cost $202,609,093) – 100.0%				245,236,628
	Other Assets Less Liabilities – (0.0)%				(2,667)
	Net Assets – 100%				$245,233,961
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$244,660,007	$ —	$ —	$244,660,007
Investments Purchased with Collateral from Securities Lending	167,621	—	—	167,621
Short-Term Investments:
U.S. Government and Agency Obligations	—	409,000	—	409,000
Total	$244,827,628	$409,000	$ —	$245,236,628

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $156,857.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 2.3%
14,517	Bandwidth Inc, Class A, (2)	$1,882,274
18,512	Cardlytics Inc, (2)	2,331,772
9,212	Cinemark Holdings Inc, (2)	143,062
61,639	Clear Channel Outdoor Holdings Inc, (2)	163,960
1,865	Cogent Communications Holdings Inc	144,743
70,153	Consolidated Communications Holdings Inc, (2)	539,477
21,679	Gogo Inc, (2), (3)	224,811
78,712	Gray Television Inc	1,745,045
10,582	Hemisphere Media Group Inc, (2)	134,497
19,910	iHeartMedia Inc, (2)	514,673
4,915	IMAX Corp, (2)	79,328
44,524	John Wiley & Sons Inc	2,617,121
24,208	New York Times Co	1,059,826
25,862	Scholastic Corp	869,222
71,809	TEGNA Inc	1,272,455
80,364	TripAdvisor Inc, (2)	3,049,814
14,908	WideOpenWest Inc, (2)	331,554
7,894	World Wrestling Entertainment Inc	389,806
503,183	Zynga Inc, (2)	5,082,148
	Total Communication Services	22,575,588
	Consumer Discretionary – 15.4%
17,637	1-800-Flowerscom Inc, (2)	537,928
17,039	2U Inc, (2)	739,493
34,107	Aaron's Co Inc	984,669
12,994	American Axle & Manufacturing Holdings Inc, (2)	125,912
63,571	American Eagle Outfitters Inc	2,191,292
17,914	American Public Education Inc, (2)	530,613
48,849	Arko Corp, (2)	405,447
25,955	Big Lots Inc	1,495,268
3,154	Boot Barn Holdings Inc, (2)	272,569
39,586	Bright Horizons Family Solutions Inc, (2)	5,918,107
17,025	Caleres Inc	421,199
26,154	Callaway Golf Co, (2)	828,559
21,780	Camping World Holdings Inc	857,261

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
31,830	Carter's Inc	$3,111,064
1,394	Children's Place Inc, (2)	117,556
10,337	Columbia Sportswear Co	1,029,772
44,943	Core-Mark Holding Co Inc	1,934,347
16,172	Crocs Inc, (2)	2,196,319
22,080	Dana Inc	533,453
3,870	Deckers Outdoor Corp, (2)	1,589,989
15,358	Dine Brands Global Inc, (2)	1,189,784
16,481	Dorman Products Inc, (2)	1,667,053
21,130	Ethan Allen Interiors Inc	502,260
64,998	Foot Locker Inc	3,708,786
24,618	Franchise Group Inc	836,027
17,444	GameStop Corp, (2)	2,810,577
39,577	Gap Inc	1,154,461
116,945	GoPro Inc, (2)	1,197,517
4,035	Graham Holdings Co	2,681,903
25,044	Grand Canyon Education Inc, (2)	2,313,314
25,840	Green Brick Partners Inc, (2)	647,809
182,588	H&R Block Inc	4,482,535
243,365	Hanesbrands Inc	4,443,845
77,859	Harley-Davidson Inc	3,084,774
13,957	Helen of Troy Ltd, (2)	3,117,854
3,641	Hibbett Inc	322,811
83,470	Hilton Grand Vacations Inc, (2)	3,394,725
127,664	Houghton Mifflin Harcourt Co, (2)	1,445,156
27,902	iRobot Corp, (2)	2,441,425
5,859	Jack in the Box Inc	637,811
5,728	Johnson Outdoors Inc	678,023
32,377	Kontoor Brands Inc	1,793,038
13,064	Lands' End Inc, (2)	500,743
13,622	LCI Industries	1,986,360
42,045	Leggett & Platt Inc	2,019,421
62,574	Levi Strauss & Co	1,722,036
6,805	Lithia Motors Inc	2,566,982
12,348	Lovesac Co, (2)	749,524
185,544	Macy's Inc, (2)	3,154,248
20,978	Malibu Boats Inc, (2)	1,755,019
21,975	MarineMax Inc, (2)	1,182,035
2,337	Meritage Homes Corp, (2)	253,751
33,468	Monro Inc	1,941,144

Shares	Description (1)	Value
	Consumer Discretionary (continued)
18,233	Murphy USA Inc	$2,689,550
80,331	Nordstrom Inc, (2)	2,658,956
14,448	Overstockcom Inc, (2)	1,006,159
30,286	Planet Fitness Inc, (2)	2,278,416
15,595	PVH Corp, (2)	1,631,549
15,196	Ralph Lauren Corp	1,725,050
68,384	RealReal Inc, (2)	1,129,020
14,162	Rent-A-Center Inc/TX	810,350
19,355	Revolve Group Inc, (2)	1,347,302
56,345	Sally Beauty Holdings Inc, (2)	1,066,047
44,055	SeaWorld Entertainment Inc, (2)	2,088,648
35,960	Shake Shack Inc, (2)	3,615,418
16,895	Signet Jewelers Ltd	1,087,024
12,471	Sleep Number Corp, (2)	1,237,248
77,592	Sonos Inc, (2)	2,590,021
12,648	Steven Madden Ltd	554,362
91,071	Tapestry Inc, (2)	3,852,303
13,863	Taylor Morrison Home Corp, (2)	371,806
114,532	Terminix Global Holdings Inc, (2)	6,012,930
25,840	Thor Industries Inc	3,058,422
61,385	Travel + Leisure Co	3,179,743
40,347	Tupperware Brands Corp, (2)	842,849
4,388	Under Armour Inc, (2)	89,735
140,140	Under Armour Inc, (2)	2,455,253
89,773	Wendy's Co	2,083,631
8,407	Williams-Sonoma Inc	1,275,342
22,230	Wingstop Inc	3,808,221
3,244	Wolverine World Wide Inc	108,804
108,762	Workhorse Group Inc, (2), (3)	1,255,113
49,671	WW International Inc, (2)	1,526,887
28,262	Wyndham Hotels & Resorts Inc	2,036,560
7,941	XPEL Inc, (2)	735,337
30,124	YETI Holdings Inc, (2)	2,901,845
6,734	Zumiez Inc, (2)	293,939
	Total Consumer Discretionary	151,607,408
	Consumer Staples – 3.5%
28,668	Beyond Meat Inc, (2)	3,517,564
13,455	BJ's Wholesale Club Holdings Inc, (2)	681,361
132,207	Darling Ingredients Inc, (2)	9,131,537
30,004	Edgewell Personal Care Co	1,232,564

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
61,424	Energizer Holdings Inc	$2,632,018
28,124	Freshpet Inc, (2)	4,118,760
20,218	Herbalife Nutrition Ltd, (2)	1,029,905
21,420	Landec Corp, (2)	234,335
10,880	Medifast Inc	3,106,349
74,302	Performance Food Group Co, (2)	3,404,518
15,424	United Natural Foods Inc, (2)	510,843
139,564	US Foods Holding Corp, (2)	4,792,628
15,639	Vital Farms Inc, (2)	272,275
	Total Consumer Staples	34,664,657
	Energy – 2.5%
132,031	Archrock Inc	1,136,787
50,504	Cactus Inc	1,820,164
114,257	ChampionX Corp, (2)	2,655,333
149,200	Clean Energy Fuels Corp, (2)	1,120,492
38,937	Core Laboratories NV	1,298,938
62,133	Delek US Holdings Inc	1,079,872
18,097	DMC Global Inc, (2)	792,106
35,958	Dril-Quip Inc, (2)	1,027,680
156,400	Frank's International NV, (2)	430,100
43,797	Green Plains Inc, (2)	1,548,662
141,675	Helix Energy Solutions Group Inc, (2)	587,951
90,886	Liberty Oilfield Services Inc, (2)	926,128
252,594	NOV Inc, (2)	3,488,323
82,367	Oceaneering International Inc, (2)	1,092,186
43,914	Renewable Energy Group Inc, (2)	2,689,733
425,351	TechnipFMC PLC, (2)	3,071,034
	Total Energy	24,765,489
	Financials – 13.3%
14,227	Amalgamated Financial Corp	218,527
21,193	Amerant Bancorp Inc, (2)	469,425
37,341	Ameris Bancorp	1,815,146
27,968	Artisan Partners Asset Management Inc	1,344,981
6,273	Associated Banc-Corp	124,205
20,128	Banc of California Inc	344,591
52,246	Bancorp Inc, (2)	1,220,989
43,122	Bank OZK	1,755,497
2,138	Banner Corp	113,400
47,225	Berkshire Hills Bancorp Inc	1,276,964
19,195	BOK Financial Corp	1,612,572

Shares	Description (1)	Value
	Financials (continued)
3,089	Bryn Mawr Bank Corp	$120,873
25,079	Byline Bancorp Inc	617,194
51,330	CNO Financial Group Inc	1,172,377
5,026	Commerce Bancshares Inc/MO	355,489
3,138	Community Trust Bancorp Inc	124,767
24,330	Cowen Inc	972,713
16,565	Crawford & Co	175,092
8,005	Cullen/Frost Bankers Inc	859,097
2,939	Diamond Hill Investment Group Inc	506,243
10,396	Dime Community Bancshares Inc	343,276
29,948	Donnelley Financial Solutions Inc, (2)	964,625
23,114	East West Bancorp Inc	1,644,561
3,186	Employers Holdings Inc	132,283
22,144	Encore Capital Group Inc, (2)	1,048,297
8,543	Federal Agricultural Mortgage Corp	832,942
77,815	First American Financial Corp	5,237,728
50,597	First Busey Corp	1,194,089
1,243	First Eagle Private Credit LLC, (2), (4)	104
24,341	First Financial Bancorp	547,672
435,665	First Horizon Corp	6,731,024
3,381	First Interstate BancSystem Inc	141,731
13,114	First of Long Island Corp	282,607
317,533	FNB Corp/PA	3,638,928
7,038	Fulton Financial Corp	107,822
506,143	Genworth Financial Inc, (2)	1,690,518
13,587	Glacier Bancorp Inc	700,546
17,534	Green Dot Corp, (2)	807,791
85,966	Hancock Whitney Corp	3,757,574
71,069	Hannon Armstrong Sustainable Infrastructure Capital Inc	4,036,719
8,788	Hanover Insurance Group Inc	1,194,289
50,745	HarborOne Bancorp Inc	690,639
2,704	Independent Bank Corp	191,119
53,726	International Bancshares Corp	2,099,612
47,007	Janus Henderson Group PLC	1,966,773
31,214	KKR Real Estate Finance Trust Inc	665,170
31,361	Live Oak Bancshares Inc	1,887,619
16,265	LPL Financial Holdings Inc	2,294,016
19,020	Morningstar Inc	4,805,023
71,476	Mr Cooper Group Inc, (2)	2,657,478
2,715	National Bank Holdings Corp	96,274

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
165,956	New York Community Bancorp Inc	$1,954,962
61,368	OceanFirst Financial Corp	1,196,676
51,987	OFG Bancorp	1,200,900
26,020	Old National Bancorp/IN	418,662
89,348	Open Lending Corp, (2)	3,395,224
21,638	Origin Bancorp Inc	880,234
46,391	PennyMac Financial Services Inc	2,917,530
277,817	People's United Financial Inc	4,361,727
41,707	Pinnacle Financial Partners Inc	3,737,364
84,282	Popular Inc	6,132,358
45,705	PRA Group Inc, (2)	1,772,897
22,044	Premier Financial Corp	590,338
17,340	Primerica Inc	2,535,455
53,151	ProAssurance Corp	1,077,902
14,180	PROG Holdings Inc	620,659
132,627	Rocket Cos Inc	2,286,489
4,029	S&T Bancorp Inc	118,654
13,371	Seacoast Banking Corp of Florida	406,345
17,801	South State Corp	1,225,421
2,805	Southside Bancshares Inc	101,092
155,293	Starwood Property Trust Inc	4,042,277
15,778	State Auto Financial Corp	788,900
16,962	StoneX Group Inc, (2)	1,094,558
123,499	Synovus Financial Corp	5,051,109
27,641	TriState Capital Holdings Inc, (2)	561,389
33,186	Trupanion Inc, (2)	3,817,054
182,526	Valley National Bancorp	2,352,760
16,633	Victory Capital Holdings Inc	507,140
603	Virtus Investment Partners Inc	166,506
2,149	Washington Trust Bancorp Inc	104,764
34,849	Webster Financial Corp	1,676,237
24,303	Western Alliance Bancorp	2,255,804
45,689	Wintrust Financial Corp	3,262,195
26,516	Zions Bancorp NA	1,382,809
	Total Financials	131,583,382
	Health Care – 14.5%
42,650	1Life Healthcare Inc, (2)	1,153,256
1,945	Acadia Healthcare Co Inc, (2)	120,045
90,468	ACADIA Pharmaceuticals Inc, (2)	1,956,823
32,791	Accelerate Diagnostics Inc, (2)	244,621

Shares	Description (1)	Value
	Health Care (continued)
18,554	Acceleron Pharma Inc, (2)	$2,320,363
32,253	Accolade Inc, (2)	1,509,763
3,537	Adaptive Biotechnologies Corp, (2)	129,666
942	Addus HomeCare Corp, (2)	81,756
32,541	Aerie Pharmaceuticals Inc, (2)	513,497
29,270	Agios Pharmaceuticals Inc, (2)	1,407,594
13,912	Akouos Inc, (2)	151,223
13,184	Alder Biopharmaceuticals Inc, (2), (4)	11,602
17,400	Allakos Inc, (2)	1,384,344
62,751	Allscripts Healthcare Solutions Inc, (2)	1,071,787
35,823	Alphatec Holdings Inc, (2)	528,031
8,042	ALX Oncology Holdings Inc, (2)	470,940
498	Amedisys Inc, (2)	129,789
45,505	AMN Healthcare Services Inc, (2)	4,575,983
17,540	AnaptysBio Inc, (2)	403,069
36,767	AngioDynamics Inc, (2)	979,105
152,061	Antares Pharma Inc, (2)	669,068
17,020	Applied Therapeutics Inc, (2)	292,914
20,541	Arcturus Therapeutics Holdings Inc, (2)	643,139
19,424	Arvinas Inc, (2)	1,963,766
68,804	Atara Biotherapeutics Inc, (2)	877,251
6,729	AtriCure Inc, (2)	568,331
1,472	Atrion Corp	925,800
14,969	Avanos Medical Inc, (2)	567,924
38,063	Axogen Inc, (2)	775,343
85,062	BioCryst Pharmaceuticals Inc, (2)	1,371,199
67,219	Bluebird Bio Inc, (2)	1,708,035
31,184	Bridgebio Pharma Inc, (2)	1,666,785
175,075	Brookdale Senior Living Inc, (2)	1,316,564
32,012	Bruker Corp	2,632,987
3,094	Chemed Corp	1,472,806
57,530	Coherus Biosciences Inc, (2)	750,767
31,681	Collegium Pharmaceutical Inc, (2)	788,540
3,612	Computer Programs and Systems Inc	114,031
23,383	Corcept Therapeutics Inc, (2)	485,665
16,124	Cortexyme Inc, (2)	911,167
9,904	CorVel Corp, (2)	1,394,681
46,620	Covetrus Inc, (2)	1,186,945
4,981	CryoLife Inc, (2)	134,487
30,161	CryoPort Inc, (2)	1,861,537

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
64,261	Dicerna Pharmaceuticals Inc, (2)	$2,410,430
104,788	Dynavax Technologies Corp, (2)	978,720
2,835	Eagle Pharmaceuticals Inc/DE, (2)	131,828
1,841	Encompass Health Corp	153,263
23,216	Ensign Group Inc	1,974,985
30,086	Envista Holdings Corp, (2)	1,296,105
55,624	FibroGen Inc, (2)	723,112
21,895	Fluidigm Corp, (2)	162,242
11,963	Fulgent Genetics Inc, (2), (3)	1,103,587
28,875	G1 Therapeutics Inc, (2)	499,826
12,664	Glaukos Corp, (2)	645,864
55,139	Global Blood Therapeutics Inc, (2)	1,506,949
25,625	Globus Medical Inc, (2)	2,131,231
28,427	Haemonetics Corp, (2)	1,728,077
37,053	Hanger Inc, (2)	909,281
8,975	Heska Corp, (2)	2,160,283
10,566	Hill-Rom Holdings Inc	1,462,968
35,909	Homology Medicines Inc, (2)	228,381
7,015	IGM Biosciences Inc, (2)	477,090
34,812	Immunovant Inc, (2)	364,134
17,587	Inari Medical Inc, (2)	1,579,137
6,575	Inogen Inc, (2)	524,488
109,870	Inovio Pharmaceuticals Inc, (2)	922,908
1,395	Integra LifeSciences Holdings Corp, (2)	100,984
18,172	Intellia Therapeutics Inc, (2)	2,577,698
31,468	Intersect ENT Inc, (2)	734,778
5,266	Intra-Cellular Therapies Inc, (2)	180,782
16,386	iRhythm Technologies Inc, (2)	837,652
56,089	Kura Oncology Inc, (2)	1,062,326
3,418	LeMaitre Vascular Inc	186,144
4,406	LHC Group Inc, (2)	948,083
16,487	Ligand Pharmaceuticals Inc, (2)	1,871,439
1,377	LivaNova PLC, (2)	118,835
18,041	MacroGenics Inc, (2)	450,303
3,960	MEDNAX Inc, (2)	115,315
40,063	Meridian Bioscience Inc, (2)	821,292
32,447	Merit Medical Systems Inc, (2)	2,274,210
21,128	Merus NV, (2)	363,402
25,010	Mirati Therapeutics Inc, (2)	4,003,101
5,506	ModivCare Inc, (2)	936,020

Shares	Description (1)	Value
	Health Care (continued)
30,633	Molecular Templates Inc, (2)	$214,431
34,106	Myovant Sciences Ltd, (2), (3)	699,855
12,460	National Research Corp	657,639
28,945	Natus Medical Inc, (2)	772,832
65,100	NeoGenomics Inc, (2)	3,001,110
8,171	Nkarta Inc, (2)	259,511
19,595	Nurix Therapeutics Inc, (2)	602,350
435,637	OPKO Health Inc, (2)	1,498,591
2,261	Orthofix Medical Inc, (2)	89,852
13,453	OrthoPediatrics Corp, (2)	845,387
39,524	Owens & Minor Inc	1,827,985
24,035	Passage Bio Inc, (2)	283,613
42,924	Patterson Cos Inc	1,336,224
26,784	Pennant Group Inc, (2)	916,548
5,928	Penumbra Inc, (2)	1,578,211
44,918	Perrigo Co PLC	2,157,412
21,938	PetIQ Inc, (2), (3)	775,728
10,205	Phathom Pharmaceuticals Inc, (2)	327,581
12,256	Pliant Therapeutics Inc, (2), (3)	247,571
34,499	Progyny Inc, (2)	1,921,249
23,379	Prothena Corp PLC, (2)	1,171,288
23,828	Quidel Corp, (2)	3,370,947
50,347	Quotient Ltd, (2)	171,683
117,648	R1 RCM Inc, (2)	2,518,844
14,897	Reata Pharmaceuticals Inc, (2)	1,866,743
5,383	Relmada Therapeutics Inc, (2)	139,958
20,912	Repligen Corp, (2)	5,138,078
4,217	Revance Therapeutics Inc, (2)	122,630
33,678	Rhythm Pharmaceuticals Inc, (2)	582,293
35,713	Rocket Pharmaceuticals Inc, (2)	1,279,240
51,279	Sarepta Therapeutics Inc, (2)	3,475,691
4,019	Select Medical Holdings Corp	158,550
10,880	Shockwave Medical Inc, (2)	1,980,160
44,228	SIGA Technologies Inc, (2)	281,732
2,677	Simulations Plus Inc	126,328
19,720	SpringWorks Therapeutics Inc, (2)	1,690,004
6,427	STAAR Surgical Co, (2)	822,142
13,124	Surgery Partners Inc, (2)	716,045
368,084	TherapeuticsMD Inc, (2), (3)	368,084
135,131	Tilray Inc, (2), (3)	1,974,264

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
21,383	Tivity Health Inc, (2)	$536,286
26,836	Ultragenyx Pharmaceutical Inc, (2)	2,142,318
28,956	uniQure NV, (2)	840,014
1,145	US Physical Therapy Inc	135,293
15,368	Vapotherm Inc, (2)	397,416
38,451	Varex Imaging Corp, (2)	1,049,712
32,220	Vocera Communications Inc, (2)	1,351,951
18,778	XBiotech Inc	304,204
27,688	Xenon Pharmaceuticals Inc, (2)	478,172
22,974	Y-mAbs Therapeutics Inc, (2)	760,439
37,187	Zymeworks Inc, (2)	1,193,331
20,607	Zynex Inc, (2)	286,231
	Total Health Care	143,323,993
	Industrials – 16.7%
18,440	AAON Inc	1,146,046
20,332	Acuity Brands Inc	3,565,826
152,815	ADT Inc	1,603,029
27,255	Advanced Drainage Systems Inc	3,327,563
28,878	AECOM, (2)	1,818,159
74,498	Allison Transmission Holdings Inc	2,973,215
4,592	ArcBest Corp	271,433
1,772	Armstrong World Industries Inc	191,695
22,896	ASGN Inc, (2)	2,315,473
20,119	Atkore Inc, (2)	1,511,138
39,567	Axon Enterprise Inc, (2)	7,360,253
92,370	AZEK Co Inc, (2)	3,359,497
30,130	Barnes Group Inc	1,526,687
117,993	Bloom Energy Corp, (2)	2,572,247
38,194	Boise Cascade Co	1,953,623
60,365	Builders FirstSource Inc, (2)	2,686,243
20,234	Carlisle Cos Inc	4,092,124
25,134	Columbus McKinnon Corp/NY	1,166,218
20,256	Comfort Systems USA Inc	1,514,136
50,725	Cornerstone Building Brands Inc, (2)	853,195
8,675	Curtiss-Wright Corp	1,026,253
37,952	Donaldson Co Inc	2,512,043
3,577	Echo Global Logistics Inc, (2)	110,637
4,733	EMCOR Group Inc	576,527
30,771	Energy Recovery Inc, (2)	650,807
38,682	EnerSys	3,816,366

Shares	Description (1)	Value
	Industrials (continued)
1,364	EnPro Industries Inc	$127,016
49,027	Flowserve Corp	2,063,546
1,540	Franklin Electric Co Inc	125,910
27,382	FTI Consulting Inc, (2)	3,989,557
30,909	GATX Corp	2,851,355
38,663	GMS Inc, (2)	1,899,513
21,198	Granite Construction Inc	814,427
53,396	Great Lakes Dredge & Dock Corp, (2)	822,298
74,637	Healthcare Services Group Inc	1,948,026
31,199	Herman Miller Inc	1,346,237
28,038	Hexcel Corp, (2)	1,525,828
1,756	Hub Group Inc, Class A, (2)	116,388
17,872	Hubbell Inc	3,582,621
6,992	Hyster-Yale Materials Handling Inc	500,907
20,919	IAA Inc, (2)	1,265,181
4,755	ICF International Inc	435,415
12,654	Kelly Services Inc, (2)	277,376
22,657	Korn Ferry	1,557,442
3,468	Landstar System Inc	544,476
6,649	Lindsay Corp	1,068,428
28,129	Luxfer Holdings PLC	586,490
74,111	Macquarie Infrastructure Corp	2,927,385
14,184	ManpowerGroup Inc	1,681,939
31,411	Matthews International Corp	1,086,821
60,520	Maxar Technologies Inc	2,195,060
24,209	McGrath RentCorp	1,898,470
44,798	Mercury Systems Inc, (2)	2,956,668
21,600	Montrose Environmental Group Inc, (2)	1,159,704
4,422	Moog Inc	344,341
10,763	MSA Safety Inc	1,770,298
9,578	Mueller Water Products Inc	141,946
16,889	MYR Group Inc, (2)	1,615,095
232,690	Nielsen Holdings PLC	5,512,426
1,339	Oshkosh Corp	160,077
65,017	PAE Inc, (2)	579,952
156,379	Pitney Bowes Inc	1,251,032
12,244	Proto Labs Inc, (2)	957,358
26,557	Quanta Services Inc	2,414,031
35,271	Raven Industries Inc, (2)	2,054,536
89,894	Resideo Technologies Inc, (2)	2,651,873

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
12,447	Rexnord Corp	$701,140
53,620	Ryder System Inc	4,083,163
21,420	Schneider National Inc	480,665
34,858	SiteOne Landscape Supply Inc, (2)	6,092,481
82,409	Steelcase Inc	1,133,124
25,914	Sterling Construction Co Inc, (2)	569,071
17,626	Tennant Co	1,394,569
61,803	Toro Co	7,029,473
52,612	Trex Co Inc, (2)	5,108,625
21,070	TriNet Group Inc, (2)	1,748,389
67,068	Triton International Ltd	3,540,520
35,101	TrueBlue Inc, (2)	954,396
513	UniFirst Corp/MA	111,716
9,932	Valmont Industries Inc	2,353,387
10,323	Vectrus Inc, (2)	467,529
9,469	Watts Water Technologies Inc	1,427,546
133,903	Welbilt Inc, (2)	3,145,381
44,973	WESCO International Inc, (2)	4,787,376
171,218	WillScot Mobile Mini Holdings Corp, (2)	4,915,669
	Total Industrials	165,352,102
	Information Technology – 14.8%
49,446	8x8 Inc, (2)	1,263,840
81,639	ACI Worldwide Inc, (2)	2,800,218
6,666	ADTRAN Inc	149,385
34,544	Altair Engineering Inc, (2)	2,409,789
19,853	Anaplan Inc, (2)	1,135,592
3,211	Aspen Technology Inc, (2)	469,641
43,142	Avaya Holdings Corp, (2)	1,044,899
5,352	Avnet Inc	221,145
12,969	Badger Meter Inc	1,310,258
4,816	Benchmark Electronics Inc	127,142
7,331	BigCommerce Holdings Inc, (2)	474,756
19,346	Billcom Holdings Inc, (2)	4,001,140
24,158	Blackbaud Inc, (2)	1,723,190
6,675	Blackline Inc, (2)	763,553
41,381	Bottomline Technologies DE Inc, (2)	1,670,137
15,720	Box Inc, (2)	376,022
71,134	CDK Global Inc	3,413,721
15,117	Ciena Corp, (2)	878,902
816	Coherent Inc, (2)	200,687

Shares	Description (1)	Value
	Information Technology (continued)
67,667	CommScope Holding Co Inc, (2)	$1,431,834
1,680	CommVault Systems Inc, (2)	126,991
29,193	Concentrix Corp, (2)	4,779,770
172,281	Conduent Inc, (2)	1,156,005
45,549	Cree Inc, (2)	4,225,125
14,424	CTS Corp	504,696
47,566	Dolby Laboratories Inc	4,618,659
13,327	Elastic NV, (2)	1,973,196
13,313	ePlus Inc, (2)	1,230,920
33,347	ExlService Holdings Inc, (2)	3,775,547
1,704	FARO Technologies Inc, (2)	124,205
92,223	FireEye Inc, (2)	1,862,905
68,001	First Solar Inc, (2)	5,850,806
24,681	Five9 Inc, (2)	4,968,038
76,767	Flex Ltd, (2)	1,379,503
24,829	Harmonic Inc, (2)	219,737
27,674	Ichor Holdings Ltd, (2)	1,427,148
34,873	Insight Enterprises Inc, (2)	3,500,552
28,526	Itron Inc, (2)	2,813,234
25,125	Kimball Electronics Inc, (2)	512,299
62,375	Kulicke & Soffa Industries Inc	3,390,705
1,258	Littelfuse Inc	334,615
29,902	Lumentum Holdings Inc, (2)	2,511,469
26,082	Methode Electronics Inc	1,247,502
19,316	Mimecast Ltd, (2)	1,073,004
12,979	Model N Inc, (2)	420,130
70,144	National Instruments Corp	3,094,052
117,118	NCR Corp, (2)	5,200,039
28,583	New Relic Inc, (2)	1,974,514
2,244	Novanta Inc, (2)	315,080
47,066	Nutanix Inc, (2)	1,695,317
48,766	Onto Innovation Inc, (2)	3,417,521
14,971	OSI Systems Inc, (2)	1,497,849
21,841	PAR Technology Corp, (2)	1,333,393
6,080	Paylocity Holding Corp, (2)	1,261,357
36,578	Plantronics Inc, (2)	1,140,868
1,261	Plexus Corp, (2)	113,894
19,148	Progress Software Corp	872,957
29,259	PROS Holdings Inc, (2)	1,270,426
2,442	Qualys Inc, (2)	248,010

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
16,628	Rackspace Technology Inc, (2)	$295,147
106,753	Rambus Inc, (2)	2,525,776
93,499	Ribbon Communications Inc, (2)	646,078
3,650	Rogers Corp, (2)	695,690
25,499	ScanSource Inc, (2)	703,517
17,747	Silicon Laboratories Inc, (2)	2,644,126
12,104	Smartsheet Inc, (2)	878,145
21,428	Sprout Social Inc, (2)	1,903,663
35,350	SPS Commerce Inc, (2)	3,851,382
39,531	Sykes Enterprises Inc, (2)	2,121,233
3,852	Synaptics Inc, (2)	585,196
8,868	SYNNEX Corp	1,060,081
85,696	Teradata Corp, (2)	4,255,663
18,733	TTEC Holdings Inc	1,957,598
17,421	Universal Display Corp	4,085,050
5,769	Viavi Solutions Inc, (2)	96,285
4,028	Vishay Precision Group Inc, (2)	146,337
49,227	Vontier Corp	1,592,493
40,646	WEX Inc, (2)	7,711,766
8,514	Workiva Inc, (2)	1,104,862
169,258	Xerox Holdings Corp	4,084,196
	Total Information Technology	146,272,173
	Materials – 4.9%
24,238	AptarGroup Inc	3,124,763
91,367	Avient Corp	4,433,127
122,747	Axalta Coating Systems Ltd, (2)	3,694,685
17,088	Clearwater Paper Corp, (2)	503,925
43,554	Coeur Mining Inc, (2)	328,397
7,242	Commercial Metals Co	237,538
33,985	Compass Minerals International Inc	2,330,012
22,464	Domtar Corp, (2)	1,233,498
16,690	Graphic Packaging Holding Co	319,947
3,751	Greif Inc	228,361
21,576	HB Fuller Co	1,394,241
24,669	Innospec Inc	2,181,973
21,414	Koppers Holdings Inc, (2)	657,624
145,527	Livent Corp, (2)	2,839,232
59,126	Louisiana-Pacific Corp	3,277,945
34,354	Mercer International Inc	399,537
26,502	Minerals Technologies Inc	2,125,990

Shares	Description (1)	Value
	Materials (continued)
17,496	Myers Industries Inc	$370,565
1,900	Neenah Inc	95,513
46,036	Reliance Steel & Aluminum Co	7,234,557
15,121	Royal Gold Inc	1,837,504
25,571	Schnitzer Steel Industries Inc	1,340,432
11,927	Stepan Co	1,406,790
21,183	Trinseo SA	1,151,508
177,301	Valvoline Inc	5,439,595
	Total Materials	48,187,259
	Real Estate – 10.1%
63,562	Alexander & Baldwin Inc	1,272,511
57,990	Armada Hoffler Properties Inc	753,870
35,541	Brandywine Realty Trust	496,152
63,771	Brixmor Property Group Inc	1,468,008
49,626	CatchMark Timber Trust Inc	580,128
12,914	Centerspace	1,162,260
44,299	City Office REIT Inc	570,128
6,821	Columbia Property Trust Inc	113,706
38,624	CoreSite Realty Corp	5,338,223
10,166	Cushman & Wakefield PLC, (2)	189,799
76,023	CyrusOne Inc	5,418,159
148,448	DiamondRock Hospitality Co, (2)	1,278,137
59,891	Douglas Emmett Inc	2,000,359
82,576	Easterly Government Properties Inc	1,874,475
143,471	Empire State Realty Trust Inc	1,639,874
122,167	Equity Commonwealth	3,211,770
13,941	Federal Realty Investment Trust	1,638,486
77,678	First Industrial Realty Trust Inc	4,255,201
57,903	Five Point Holdings LLC, (2)	484,648
100,824	Franklin Street Properties Corp	526,301
2,236	Howard Hughes Corp, (2)	207,300
7,008	Hudson Pacific Properties Inc	191,038
97,249	Independence Realty Trust Inc	1,874,961
117,961	JBG SMITH Properties	3,849,068
110,070	Kennedy-Wilson Holdings Inc	2,222,313
63,536	Kilroy Realty Corp	4,401,139
155,634	Kimco Realty Corp	3,319,673
3,191	Life Storage Inc	374,496
117,354	Macerich Co	1,912,870
23,723	Marcus & Millichap Inc, (2)	943,938

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
116,743	MGM Growth Properties LLC	$4,412,885
34,085	Outfront Media Inc, (2)	814,291
179,968	Park Hotels & Resorts Inc, (2)	3,329,408
9,841	Physicians Realty Trust	186,487
79,771	Piedmont Office Realty Trust Inc	1,517,244
67,205	PotlatchDeltic Corp	3,490,628
59,978	QTS Realty Trust Inc	4,660,890
137,717	Rayonier Inc	5,193,308
83,286	Realogy Holdings Corp, (2)	1,475,828
54,113	Rexford Industrial Realty Inc	3,329,032
68,162	RLJ Lodging Trust	978,125
12,424	RMR Group Inc	487,518
10,216	SITE Centers Corp	162,026
48,188	SL Green Realty Corp	3,588,079
32,060	St Joe Co	1,451,356
213,239	Sunstone Hotel Investors Inc, (2)	2,460,778
94,039	Tanger Factory Outlet Centers Inc	1,614,650
20,741	Tejon Ranch Co, (2)	378,108
218,353	Uniti Group Inc	2,556,914
83,904	Washington Real Estate Investment Trust	2,038,028
114,023	Xenia Hotels & Resorts Inc, (2)	2,015,927
	Total Real Estate	99,710,501
	Utilities – 1.9%
77,548	Clearway Energy Inc	2,224,077
75,954	NextEra Energy Partners LP	5,888,713
53,286	ONE Gas Inc	3,931,441
57,033	Southwest Gas Holdings Inc	3,988,318
80,924	Sunnova Energy International Inc, (2)	3,083,204
	Total Utilities	19,115,753
	Total Common Stocks (cost $839,257,713)	987,158,305

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Health Care – 0.0%
18,959	Achillion Pharmaceuticals Inc, (4)	$8,721
	Total Common Stock Rights (cost $-)	8,721
	Total Long-Term Investments (cost $839,257,713)	987,167,026

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%
	MONEY MARKET FUNDS – 0.4%
4,150,157	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.050% (6)	$4,150,157
	Total Investments Purchased with Collateral from Securities Lending (cost $4,150,157)		4,150,157

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$1,181	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$1,181,000
	Total Short-Term Investments (cost $1,181,000)				1,181,000
	Total Investments (cost $844,588,870) – 100.4%				992,498,183
	Other Assets Less Liabilities – (0.4)%				(4,296,562)
	Net Assets – 100%				$988,201,621
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$987,146,599	$ —	$11,706	$987,158,305
Common Stock Rights	—	—	8,721	8,721
Investments Purchased with Collateral from Securities Lending	4,150,157	—	—	4,150,157
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,181,000	—	1,181,000
Total	$991,296,756	$1,181,000	$20,427	$992,498,183

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,908,377.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
(7)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust